Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Issued capital [member]	Issued capital [member] Dividend Reinvestment Plan [Member]	Reserves [member]	Accumulated deficit [member]	Accumulated deficit [member] Dividend Reinvestment Plan [Member]	Accumulated other comprehensive income [member]
Balance at Dec. 31, 2022	$ 533,651	$ 551,074		$ 22,420	$ (40,168)		$ 325
Balance, shares at Dec. 31, 2022		143,913,069
IfrsStatementLineItems [Line Items]
GRC Shares issued upon vesting of RSUs		$ 826		(826)
GRC Shares issued upon vesting of RSUs, shares		257,489
GRC Shares issued upon exercise of share options	168	$ 1,991		(1,823)
GRC Shares issued upon exercise of share options, shares		332,298
GRC Shares issued to acquire royalties	748	$ 748
GRC Shares issued to acquire royalties, shares		496,785
GRC Shares issued for marketing services	22	$ 22
GRC Shares issued for marketing services, shares		10,000
Share-based compensation - share options	1,405			1,405
Share-based compensation - RSUs	1,318			1,318
Common shares issued to for cash	1,254	$ 1,254
Common shares issued to for cash, shares		496,438
Agent fees	(31)	$ (31)
Equity component of convertible debentures issued for cash, net of taxes	12,270			12,270
Transaction fees and issuance costs	(538)			(538)
Net loss for the year	(26,756)				(26,756)
Dividends	(2,599)		$ 293		(2,599)	$ (293)
Dividends shares			162,967
Total other comprehensive income(loss)	38						38
Balance at Dec. 31, 2023	520,950	$ 556,177		34,226	(69,816)		363
Balance, shares at Dec. 31, 2023		145,669,046
IfrsStatementLineItems [Line Items]
GRC Shares issued upon vesting of RSUs		$ 1,551		(1,551)
GRC Shares issued upon vesting of RSUs, shares		738,244
GRC Shares issued for interest payment of convertible debentures	1,150	$ 1,150
GRC Shares issued for interest payment of convertible debentures, shares		786,638
GRC Shares issued upon exercise of share options		$ 301		(301)
GRC Shares issued upon exercise of share options, shares		23,919
GRC Shares issued for marketing services	31	$ 31
GRC Shares issued for marketing services, shares		22,000
Deferred tax expense recognized marketing services	(8)	$ (8)
Share-based compensation - share options	434			434
Share-based compensation - RSUs	1,873			1,873
GRC Shares issued to acquire streaming interest	5,000	$ 5,000
GRC Shares issued to acquire streaming interest, shares		2,906,977
Issuance cost streaming interest acquisition	(61)	$ (61)
Deferred tax recovery recognized streaming interest acquisition	17	17
GRC shares and GRC warrants issued for cash bought deal offering	34,500	$ 33,497		1,003
GRC shares and GRC warrants issued for cash bought deal offering, shares		20,058,300
Issuance cost bought deal offering	(2,524)	$ (2,524)
Deferred tax recovery recognized bought deal offering	680	680
Net loss for the year	(3,411)				(3,411)
Total other comprehensive income(loss)	(328)						(328)
Balance at Dec. 31, 2024	558,303	$ 595,811		35,684	(73,227)		35
Balance, shares at Dec. 31, 2024		170,205,124
IfrsStatementLineItems [Line Items]
GRC Shares issued upon vesting of RSUs		$ 2,092		(2,092)
GRC Shares issued upon vesting of RSUs, shares		1,161,251
GRC Shares issued for conversion and redemption, net of taxes of convertible debentures	31,117	$ 42,849		(11,732)
GRC Shares issued for conversion and redemption, net of taxes of convertible debentures, shares		22,857,142
GRC Shares issued for partial make-whole payment of convertible debentures	1,267	$ 1,267
GRC Shares issued for partial make-whole payment of convertible debentures, shares		352,831
GRC Shares issued for interest payment of convertible debentures	1,183	$ 1,183
GRC Shares issued for interest payment of convertible debentures, shares		576,265
GRC Shares issued upon exercise of share options	161	$ 299		(138)
GRC Shares issued upon exercise of share options, shares		99,534
GRC Shares issued upon exercise of common shares purchase warrants	8,040	$ 8,518		(478)
GRC Shares issued upon exercise of common shares purchase warrants, shares		3,403,310
GRC Shares issued to acquire royalties	103,500	$ 103,500
GRC Shares issued to acquire royalties, shares		25,875,000
GRC shares issued upon exercise of common share purchase warrants				(478)
Share-based compensation - share options	947			947
Share-based compensation - RSUs	1,807			1,807
Issuance cost bought deal offering	(4,489)	$ (4,489)
Deferred tax recovery recognized bought deal offering	1,211	1,211
Net loss for the year	(4,130)				(4,130)
Total other comprehensive income(loss)	278						278
Balance at Dec. 31, 2025	$ 699,195	$ 752,241		$ 23,998	$ (77,357)		$ 313
Balance, shares at Dec. 31, 2025		224,530,457